Loss Per Share - Schedule of Earnings Per Share, Basic and Diluted (Detail) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Basic and diluted loss per share
Net (loss) attributable to common shareholders	$ (127,562,000)	$ (63,091,853)	$ (34,444,303)
Weighted Average Number of Shares Outstanding, Basic [Abstract]
Weighted average number of shares – Basic	126,814,171	99,915,563	97,565,239
Weighted average number of shares – Diluted	126,814,171	99,915,563	97,565,239
Basic net loss per share	$ (1.01)	$ (0.58)	$ (0.33)
Diluted net loss per share	(1.01)	$ (0.58)	$ (0.33)
Legacy Tritium Class C Shares [Member]
Weighted Average Number of Shares Outstanding, Basic [Abstract]
Weighted average number of shares – Basic		8,047,417	8,047,417
Weighted average number of shares – Diluted		8,047,417	8,047,417
Basic net loss per share	0	$ (0.58)	$ (0.33)
Diluted net loss per share	$ 0	$ (0.58)	$ (0.33)
Previously Reported
Basic and diluted loss per share
Net (loss) attributable to common shareholders		$ (58,389,069)	$ (31,819,734)
Weighted Average Number of Shares Outstanding, Basic [Abstract]
Weighted average number of shares – Basic		67,892,971	66,295,918
Weighted average number of shares – Diluted		67,892,971	66,295,918
Basic net loss per share		$ (0.86)	$ (0.48)
Diluted net loss per share		$ (0.86)	$ (0.48)
Previously Reported | Legacy Tritium Class C Shares [Member]
Basic and diluted loss per share
Net (loss) attributable to common shareholders		$ (4,702,784)	$ (2,624,569)
Weighted Average Number of Shares Outstanding, Basic [Abstract]
Weighted average number of shares – Basic		5,468,249	5,468,249
Weighted average number of shares – Diluted		5,468,249	5,468,249
Basic net loss per share		$ (0.86)	$ (0.48)
Diluted net loss per share		$ (0.86)	$ (0.48)